Income taxes - CIT Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
CIT tax rate	25.00%	25.00%	25.00%
CIT at rate of 25%	$ (105,135,661)	$ 16,893,828	$ 58,376,794
Tax effect of non-deductible expenses	52,251,997	18,115,751	8,867,037
LAT expense	39,101,310	90,907,634	68,631,338
CIT benefit of LAT	(9,775,327)	(22,726,908)	(17,157,834)
Changes in valuation allowance	13,925,825	5,463,801	23,073,210
International rate differences	14,983,887	15,736,526	17,351,758
Dividend and interest withholding taxes	(17,148,376)	13,132,901	(3,816,800)
Adjustment of estimated income tax accruals	3,085,497	(2,850,373)	(4,285,329)
Others	1,430,320	386,030	(561,802)
Income tax expense	$ (7,280,528)	$ 135,059,190	$ 150,478,372